INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses)	Retained earnings, portion attributable to dividends	Retained earnings	Accumulated other comprehensive income	Issued capital Ordinary shares	Issued capital Preference shares	Issued capital	Reserve of equity component of convertible instruments	Contributed deficit	Non-controlling interests	Total
Balance, beginning of period at Mar. 31, 2020	$ 140,446	$ (1,950,003)		$ 84,651	$ 1,099,864	$ 146,965		$ 13,029	$ (29,826)	$ (414)
Statement Line Items [Line Items]
Profit (loss)	79,147									3	$ 79,150
Balance, end of period at Jun. 30, 2020	219,593	(1,950,026)	$ (1,730,433)	87,053	1,100,026	146,965	$ 1,246,991	13,029	(29,273)	(407)	(413,040)
Statement Line Items [Line Items]
Dividends and distributions declared and paid		(23)
Other comprehensive income				2,402
Share-based units exercised					162						(162)
Add: Share-based compensation expense									692
Share-based units exercised					162						(162)
Non-cash deferred share grant distributions									23
Foreign exchange impact on non-controlling interest										4
Balance, beginning of period at Mar. 31, 2020	140,446	(1,950,003)		84,651	1,099,864	146,965		$ 13,029	(29,826)	(414)
Balance, end of period at Mar. 31, 2021	(261,702)	(1,950,026)		91,069	1,537,863	$ 0	1,537,863		(11,634)	(392)	(594,822)
Statement Line Items [Line Items]
Issuance of shares due to Recapitalization					438,642
Shares issuance costs					1,572
Issuance cost associated with Recapitalization					(1,572)
Share-based units exercised					929
Share-based units exercised					929
Profit (loss)	275,362									(63)	275,299
Balance, end of period at Jun. 30, 2021	$ 13,660	$ (1,950,026)	$ (1,936,366)	98,381	1,537,863		$ 1,537,863		(11,024)	(391)	$ (311,537)
Statement Line Items [Line Items]
Other comprehensive income				$ 7,312
Issuance of shares due to Recapitalization					$ 0
Add: Share-based compensation expense									$ 610
Foreign exchange impact on non-controlling interest										$ 64